Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	Yu Certified Public Accountant, P.C.
Auditor Firm ID	5910
Auditor Location	New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of comprehensive income of Prestige Wealth Inc. (the “Company”) for the year ended September 30, 2022, the related consolidated statement of changes in shareholders’ equity and cash flow for the year ended September 30, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the result of its operation and its cash flow for the year in the period ended September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.